CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Previously reported SHARE CAPITAL	Previously reported CAPITAL RESERVES	Previously reported LEGAL	Previously reported PROFIT RETENTION	Previously reported UNREALIZED PROFIT	Previously reported STATUTORY	Previously reported ADJUSTMENTS OF REFLEX EQUITY VALUATION	Previously reported ACCUMULATED INCOME / LOSSES	Previously reported OTHER COMPREHENSIVE RESULTS	Previously reported PARENTS SHAREHOLDERS EQUITY	Previously reported SHAREHOLDERS EQUITY NON-CONTROLLERS	Previously reported	Adjustments ACCUMULATED INCOME / LOSSES	Adjustments PARENTS SHAREHOLDERS EQUITY	Adjustments SHAREHOLDERS EQUITY NON-CONTROLLERS	Adjustments	SHARE CAPITAL	AFAC	CAPITAL RESERVES	LEGAL	PROFIT RETENTION	UNREALIZED PROFIT	STATUTORY	Special Dividend Reserve	STATUTORY - INVESTMENTS	ADJUSTMENTS OF REFLEX EQUITY VALUATION	ACCUMULATED INCOME / LOSSES	OTHER COMPREHENSIVE RESULTS	PARENTS SHAREHOLDERS EQUITY	SHAREHOLDERS EQUITY NON-CONTROLLERS	Total
Equity at beginning of the year at Dec. 31, 2017	R$ 31,305,331	R$ 13,867,170	R$ 171,295	R$ 713,803	R$ 386,375	R$ 50,382	R$ 22,434	R$ 2,525,081	R$ (4,177,412)	R$ 44,864,458	R$ 415,743	R$ 45,280,201	R$ (1,500,319)	R$ (1,500,319)	R$ (1,012)	R$ (1,501,331)	R$ 31,305,331		R$ 13,867,170	R$ 171,295	R$ 713,803	R$ 386,375	R$ 50,382			R$ 22,434	R$ 1,024,762	R$ (4,177,412)	R$ 43,364,139	R$ 414,731	R$ 43,778,870
Accumulative conversion adjustments																												28,340	28,340		28,340
Post-employment benefit adjustments																												(687,712)	(687,712)		(687,712)
Financial instruments at fair value by means of OCI																												110,658	110,658		110,658
Deferred Income tax and social contribution over OCI																												(37,624)	(37,624)		(37,624)
Adjustment of Controlled / Associated Companies																											5,721	(828,071)	(822,350)	(1,041)	(823,391)
Financial instruments - Hedge																												3,153	3,153		3,153
Carrying out of equity valuation adjustment																										R$ (22,434)	22,434
Net Income of the Year												13,347,577				1,209,668											14,466,539		14,466,539	90,705	14,557,245
Constitution of reserves																				663,119	5,233,528	R$ (386,375)	132,624	R$ 2,291,889	R$ 6,631,189		(14,565,975)		(1)		(1)
Proposed dividends																											(1,250,000)		(1,250,000)		(1,250,000)
Remuneration to Unclaimed Shareholders - Prescribed																											362		362		362
Equity at end of the year at Dec. 31, 2018												56,008,948				(329,047)	31,305,331		13,867,170	834,414	5,947,331		183,006	2,291,889	6,631,189		(296,156)	(5,588,668)	55,175,505	504,395	55,679,901
Accumulative conversion adjustments																												7,795	7,795		7,795
Post-employment benefit adjustments																												415,190	415,190		415,190
Financial instruments at fair value by means of OCI																												577,419	577,419		577,419
Deferred Income tax and social contribution over OCI																												(196,322)	(196,322)		(196,322)
Adjustment of Controlled / Associated Companies																											(157,209)	(1,525,305)	(1,682,514)	14,443	(1,668,071)
Advances for future capital increase																		R$ (7,751,940)											(7,751,940)		(7,751,940)
Financial instruments - Hedge																												(1,439)	(1,439)		(1,439)
Net Income of the Year												10,743,843				389,577											11,195,036		11,195,036	(61,617)	11,133,420
Constitution of reserves																				(534,856)	(2,008,963)		(106,971)		(5,348,562)		7,999,352
Proposed dividends																											(2,540,567)		(2,540,567)		(2,540,567)
Equity at end of the year at Dec. 31, 2019												R$ 71,394,146				R$ (234,881)	31,305,331	7,751,940	13,867,170	1,369,270	7,956,294		289,977	2,291,889	11,979,751		201,752	(6,311,330)	70,702,044	457,221	71,159,265
Capital increase																	7,751,940	R$ (7,751,940)
Accumulative conversion adjustments																												58,302	58,302		58,302
Post-employment benefit adjustments																												(222,164)	(222,164)		(222,164)
Financial instruments at fair value by means of OCI																												(63,584)	(63,584)		(63,584)
Deferred Income tax and social contribution over OCI																												(21,619)	(21,619)		(21,619)
Adjustment of Controlled / Associated Companies																											16,472	1,921,240	1,937,712	232,859	2,170,571
Financial instruments - Hedge																												279	279		279
Net Income of the Year																											6,338,688		6,338,688	48,625	6,387,313
Constitution of reserves																				316,934	1,471,208		63,387		3,169,344		(5,020,873)
Proposed dividends																											R$ (1,507,139)		(1,507,139)		(1,507,139)
Remuneration to Unclaimed Shareholders - Prescribed																												4,044		4,044	4,044
Equity at end of the year at Dec. 31, 2020																	R$ 39,057,271		R$ 13,867,170	R$ 1,686,204	R$ 9,427,502		R$ 353,364	R$ 2,291,889	R$ 15,149,095			R$ (8,354,188)	R$ 73,478,307	R$ 272,987	R$ 73,751,294